Voyage and Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage Expenses [Abstract]
Port charges / other voyage expenses	$ 0	$ 0	$ 1
Bunkers	80	165	659
Commissions (including $761, $705 and $1,008 respectively, to related party)	1,568	1,152	1,334
Total	1,648	1,317	1,994
Commissions, related party	1,008	705	761
Vessel Operating Expenses [Abstract]
Crew wages and related costs	11,881	11,066	14,532
Insurance	1,577	1,026	1,194
Repairs and maintenance (including $60, $17 and $37 respectively, to related party)	1,592	747	1,259
Spares and consumable stores	3,339	2,530	3,861
Registration and taxes (Note 13)	239	310	178
Total	18,628	15,679	21,024
Repairs and maintenance, related party	$ 37	$ 17	$ 60